ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES
ORDINARY SHARES

11.         ORDINARY SHARES

During the years ended December 31, 2020 and 2021, 18,627,480 and 46,492,464 of Class A ordinary shares were issued due to the exercise of share options or vesting of restricted shares under share-based compensation.